Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 200	$ 0
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	72,288	73,013
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	67,081	70,199
Lease liabilities	1,606	1,776
Unsecured other loans	208	139
Secured bank loans	12	15
Non-current interest-bearing loans and borrowings	68,908	72,128
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	2,280	0
Lease liabilities	630	621
Secured bank loans	3	3
Unsecured bank loans	222	178
Unsecured other loans	46	82
Commercial papers	200	0
Current interest-bearing loans and borrowings	$ 3,381	$ 885